DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Dec. 31, 2018		Dec. 31, 2017
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	4.08%	$1,586	3.10%	$1,363
Brookfield Property Partners' corporate bonds	4.23%	586	—%	—
Brookfield Office Properties’ revolving facility	—%	—	2.60%	828
Brookfield Office Properties’ senior unsecured notes	—%	—	4.00%	119
Brookfield Canada Office Properties’ revolving facility	—%	—	2.89%	276
BPY BOPC LP credit facility	—%	—	2.85%	212
Brookfield Property REIT Inc. term debt	4.88%	4,726	—%	—
Brookfield Property REIT Inc. corporate facility	4.76%	387	—%	—
Brookfield Property REIT Inc.junior subordinated notes	3.97%	206	—%	—
Forest City Realty Trust Inc. term debt	6.38%	1,247	—%	—
Subsidiary borrowings	5.62%	495	4.40%	622

Secured debt obligations:
Funds subscription credit facilities(1)	3.85%	4,517	2.56%	436
Fixed rate	4.41%	25,545	4.59%	17,666
Variable rate	4.97%	25,131	4.59%	16,760
Deferred financing costs		(462)		(291)
Total debt obligations		$63,964		$37,991

Current		$5,874		$6,135
Non-current		57,937		30,749
Debt associated with assets held for sale		153		1,107
Total debt obligations		$63,964		$37,991

(1)	Funds subscription credit facilities are secured by co-investors’ capital commitments.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2018			Dec. 31, 2017
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. dollars	$50,682	$	$50,682	$25,975	$	$25,975
British pounds	5,172		£4,053	4,290		£3,173
Canadian dollars	2,688	C$	3,666	3,132	C$	3,938
South Korean Won	1,617	₩	1,805,000	1,692	₩	1,805,000
Australian dollars	1,401	A$	1,988	1,554	A$	1,991
Indian Rupee	1,469	Rs	102,016	1,168	Rs	74,386
Brazilian reais	684	R$	2,651	471	R$	1,558
China Yuan	70	C¥	484	—	C¥	—
Euros	643		€561	—		€—
Deferred financing costs	(462)			(291)
Total debt obligations	$63,964			$37,991

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2017	Debt obligation issuance, net of repayments	Assumed from business combinations	Derecognized on loss of control of subsidiaries	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Dec. 31, 2018
Debt obligations	$37,991	9,868	18,316	(784)	114	(961)	(580)	$63,964